Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.51%
Alternative Carriers–0.66%
CenturyLink, Inc.	24,850	$339,451
Apparel, Accessories & Luxury Goods–0.06%
Kontoor Brands, Inc.	800	30,512
Application Software–2.94%
Cadence Design Systems, Inc.(b)	7,000	504,770
Synopsys, Inc.(b)	6,800	1,003,068
		1,507,838
Biotechnology–5.02%
Incyte Corp.(b)	11,550	843,959
Neurocrine Biosciences, Inc.(b)	6,950	695,556
Vertex Pharmaceuticals, Inc.(b)	4,550	1,033,077
		2,572,592
Broadcasting–1.86%
Discovery, Inc., Class C(b)	34,400	955,288
Building Products–1.46%
Owens Corning	12,400	750,076
Cable & Satellite–2.18%
Altice USA, Inc., Class A(b)	34,600	946,656
Liberty Global PLC, Class C (United Kingdom)(b)	8,750	170,450
		1,117,106
Construction Machinery & Heavy Trucks–1.94%
Allison Transmission Holdings, Inc.	21,550	952,510
Cummins, Inc.	250	39,992
		992,502
Consumer Finance–5.46%
Ally Financial, Inc.	32,100	1,028,163
Santander Consumer USA Holdings, Inc.	35,250	938,355
Synchrony Financial	25,750	834,557
		2,801,075
Data Processing & Outsourced Services–1.64%
Western Union Co. (The)	31,250	840,625
Distributors–1.45%
LKQ Corp.(b)	22,800	745,218
Diversified Metals & Mining–1.13%
Teck Resources Ltd., Class B (Canada)	44,700	577,077
Diversified Support Services–0.09%
Copart, Inc.(b)	450	45,657
Electric Utilities–1.76%
Entergy Corp.	6,850	900,912
Fertilizers & Agricultural Chemicals–1.76%
CF Industries Holdings, Inc.	22,350	900,258
Shares		Value
Food Distributors–0.62%
US Foods Holding Corp.(b)	7,950	$319,352
General Merchandise Stores–1.00%
Dollar General Corp.	3,350	513,924
Health Care Distributors–4.03%
AmerisourceBergen Corp.	11,050	945,438
Cardinal Health, Inc.	19,000	972,990
McKesson Corp.	1,050	149,740
		2,068,168
Health Care Equipment–2.52%
Hologic, Inc.(b)	6,500	347,880
STERIS PLC	6,250	941,812
		1,289,692
Health Care Facilities–1.88%
Universal Health Services, Inc., Class B	7,050	966,625
Health Care Services–1.71%
DaVita, Inc.(b)	10,950	874,577
Health Care Supplies–1.81%
DENTSPLY SIRONA, Inc.	16,600	929,600
Homebuilding–3.06%
NVR, Inc.(b)	130	496,206
PulteGroup, Inc.	24,000	1,071,600
		1,567,806
Hotels, Resorts & Cruise Lines–1.27%
Norwegian Cruise Line Holdings Ltd.(b)	12,050	648,893
Household Appliances–1.74%
Whirlpool Corp.	6,100	891,637
Human Resource & Employment Services–1.74%
ManpowerGroup, Inc.	9,750	892,028
Industrial Conglomerates–1.96%
Carlisle Cos., Inc.	6,450	1,007,683
Industrial Machinery–2.09%
Dover Corp.	8,950	1,018,957
SPX Corp.(b)	1,050	51,524
		1,070,481
Integrated Oil & Gas–1.41%
Cenovus Energy, Inc. (Canada)	83,050	723,366
Interactive Home Entertainment–0.89%
Take-Two Interactive Software, Inc.(b)	3,650	454,936
Internet Services & Infrastructure–1.37%
Akamai Technologies, Inc.(b)	7,500	700,125
IT Consulting & Other Services–3.87%
Booz Allen Hamilton Holding Corp.	12,150	948,186
Leidos Holdings, Inc.	10,300	1,034,841
		1,983,027

See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

Shares		Value
Life & Health Insurance–3.65%
Athene Holding Ltd., Class A(b)	12,700	$553,212
Brighthouse Financial, Inc.(b)	8,150	317,035
MetLife, Inc.	20,150	1,001,656
		1,871,903
Oil & Gas Drilling–1.45%
Helmerich & Payne, Inc.	18,350	744,093
Oil & Gas Exploration & Production–3.25%
Devon Energy Corp.	38,650	839,478
Marathon Oil Corp.	72,850	828,304
		1,667,782
Oil & Gas Refining & Marketing–3.41%
HollyFrontier Corp.	12,900	579,468
Phillips 66	5,500	502,535
Valero Energy Corp.	7,900	666,049
		1,748,052
Oil & Gas Storage & Transportation–0.71%
Plains GP Holdings L.P., Class A(b)	21,850	363,803
Packaged Foods & Meats–0.97%
Hershey Co. (The)	3,200	496,544
Personal Products–0.24%
Coty, Inc., Class A	11,850	121,581
Pharmaceuticals–0.40%
Jazz Pharmaceuticals PLC(b)	1,450	207,858
Property & Casualty Insurance–1.06%
Allstate Corp. (The)	4,600	545,284
Railroads–1.78%
Kansas City Southern	5,400	910,926
Research & Consulting Services–0.56%
Thomson Reuters Corp. (Canada)	3,550	285,207
Residential REITs–4.27%
Equity LifeStyle Properties, Inc.	14,550	1,058,513
Mid-America Apartment Communities, Inc.	1,850	253,838
Sun Communities, Inc.	5,400	875,718
		2,188,069
Shares		Value
Retail REITs–0.64%
Kimco Realty Corp.	17,150	$326,708
Semiconductor Equipment–1.93%
Applied Materials, Inc.	550	31,895
Teradyne, Inc.	14,550	960,154
		992,049
Semiconductors–1.34%
Qorvo, Inc.(b)	6,500	688,090
Specialized Consumer Services–0.47%
H&R Block, Inc.	10,350	240,120
Specialized REITs–0.10%
SBA Communications Corp., Class A	200	49,912
Specialty Chemicals–1.45%
Axalta Coating Systems Ltd.(b)	25,800	743,298
Systems Software–2.07%
NortonLifeLock, Inc.	37,350	1,061,487
Technology Distributors–1.75%
Avnet, Inc.	24,600	897,654
Trading Companies & Distributors–0.63%
United Rentals, Inc.(b)	2,400	325,656
Total Common Stocks & Other Equity Interests (Cost $44,506,680)		48,454,183
Money Market Funds–5.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)	901,764	901,764
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)	650,195	650,454
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)	1,030,587	1,030,587
Total Money Market Funds (Cost $2,582,759)		2,582,805
TOTAL INVESTMENTS IN SECURITIES–99.55% (Cost $47,089,439)		51,036,988
OTHER ASSETS LESS LIABILITIES—0.45%		233,216
NET ASSETS–100.00%		$51,270,204
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(1)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Risk
Equity Securities — Short	Morgan Stanley & Co. LLC	12/22/2021	Federal Funds floating rate	Monthly	$(52,875,623)	$—	$2,179,700(2)	$2,179,700(2)	$(50,683,392)
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

Open Over-The-Counter Total Return Swap Agreements—(continued)
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(1)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Risk
Equity Securities — Long	Morgan Stanley & Co. LLC	12/22/2021	Federal Funds floating rate	Monthly	$52,986,378	$—	$(1,882,489)(3)	$(1,882,489)(3)	$51,067,420
Total — Total Return Swap Agreements						$—	$297,211	$297,211	$384,028

(1)	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Amount includes $(12,531) of dividends payable and financing fees related to the reference entities.
(3)	Amount includes $36,469 of dividends receivable and financing fees related to the reference entities.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of January 31, 2020.
	Shares	Value	Percentage of Reference Entities
Equity Securities - Long
Advertising
Omnicom Group, Inc.	6,050	$ 455,626	0.91
Aerospace & Defense
Lockheed Martin Corp.	2,100	899,052	1.68
Northrop Grumman Corp.	2,240	839,037	1.59
		1,738,089
Alternative Carriers
CenturyLink, Inc.	450	6,147	0.01
Application Software
Cadence Design Systems, Inc.	7,050	508,376	1.00
Asset Management & Custody Banks
Ameriprise Financial, Inc.	5,250	868,402	1.70
State Street Corp.	5,700	431,091	0.81
		1,299,493
Auto Parts & Equipment
Magna International, Inc.	18,600	942,834	1.87
Automobile Manufacturers
Ford Motor Co.	91,450	806,589	1.58
General Motors Co.	28,050	936,589	1.85
		1,743,178
Automotive Retail
AutoZone, Inc.	860	909,846	1.88
Biotechnology
Alexion Pharmaceuticals, Inc.	9,300	924,327	1.96
Amgen, Inc.	4,300	929,015	1.92
Biogen, Inc.	3,500	940,975	1.90
Gilead Sciences, Inc.	15,900	1,004,880	1.90
Regeneron Pharmaceuticals, Inc.	2,860	966,508	1.94
		4,765,705
	Shares	Value	Percentage of Reference Entities
Building Products
Johnson Controls International PLC	1,400	$ 55,230	0.11
Cable & Satellite
Charter Communications, Inc.	1,700	879,682	1.64
Liberty Global PLC, Class C	34,200	666,216	1.25
		1,545,898
Computer & Electronics Retail
Best Buy Co., Inc.	9,200	779,148	1.55
Construction Machinery & Heavy Trucks
Cummins, Inc.	5,350	855,840	1.72
Consumer Finance
Discover Financial Services	12,150	912,830	1.96
Synchrony Financial	1,300	42,133	0.09
		954,963
Data Processing & Outsourced Services
FleetCor Technologies, Inc.	2,800	882,644	1.68
Diversified Banks
Bank of Montreal	11,150	849,853	1.67
Canadian Imperial Bank of Commerce	2,250	183,307	0.35
JPMorgan Chase & Co.	6,100	807,396	1.57
U.S. Bancorp	13,700	729,114	1.42
		2,569,670
Electric Utilities
Southern Co. (The)	14,250	1,003,200	1.84
Electrical Components & Equipment
Eaton Corp. PLC	5,300	500,691	0.97
General Merchandise Stores
Target Corp.	8,150	902,531	1.75

See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

	Shares	Value	Percentage of Reference Entities
Health Care Distributors
McKesson Corp.	5,800	$ 827,138	1.70
Health Care Equipment
Medtronic PLC	8,750	1,010,100	2.00
Health Care Services
CVS Health Corp.	11,000	746,020	1.47
Household Products
Kimberly-Clark Corp.	5,950	852,278	1.62
Procter & Gamble Co. (The)	8,350	1,040,577	1.99
		1,892,855
Industrial Conglomerates
General Electric Co.	69,000	859,050	1.48
Industrial REITs
Prologis, Inc.	8,800	817,344	1.56
Integrated Oil & Gas
Imperial Oil Ltd.	6,200	146,816	0.30
Suncor Energy, Inc.	30,100	920,759	1.88
		1,067,575
Integrated Telecommunication Services
AT&T, Inc.	21,100	793,782	1.55
Interactive Home Entertainment
Take-Two Interactive Software, Inc.	2,700	336,528	0.66
Internet & Direct Marketing Retail
Booking Holdings, Inc.	410	750,525	1.55
eBay, Inc.	24,800	832,288	1.68
Expedia Group, Inc.	1,600	173,520	0.33
		1,756,333
Internet Services & Infrastructure
Akamai Technologies, Inc.	1,250	116,688	0.23
IT Consulting & Other Services
Booz Allen Hamilton Holding Corp.	150	11,706	0.02
Managed Health Care
Humana, Inc.	2,200	739,728	1.51
Multi-line Insurance
Hartford Financial Services Group, Inc. (The)	13,800	818,064	1.56
Oil & Gas Refining & Marketing
Phillips 66	1,500	137,055	0.29
Valero Energy Corp.	450	37,940	0.08
		174,995
	Shares	Value	Percentage of Reference Entities
Packaged Foods & Meats
General Mills, Inc.	16,350	$ 853,797	1.67
Hershey Co. (The)	3,500	543,095	1.01
		1,396,892
Pharmaceuticals
Merck & Co., Inc.	9,300	794,592	1.57
Research & Consulting Services
Thomson Reuters Corp.	7,800	626,652	1.16
Residential REITs
Camden Property Trust	6,200	697,066	1.29
Equity Residential	9,850	818,338	1.53
Essex Property Trust, Inc.	2,180	675,277	1.27
Mid-America Apartment Communities, Inc.	4,650	638,026	1.18
		2,828,707
Semiconductor Equipment
Applied Materials, Inc.	13,700	794,463	1.65
Lam Research Corp.	3,420	1,019,878	2.01
		1,814,341
Semiconductors
Intel Corp.	11,550	738,391	1.43
Qorvo, Inc.	450	47,637	0.10
QUALCOMM, Inc.	11,700	998,127	2.05
		1,784,155
Specialized REITs
SBA Communications Corp.	3,100	773,636	1.48
Specialty Chemicals
PPG Industries, Inc.	7,900	946,736	1.88
Systems Software
Microsoft Corp.	5,300	902,219	1.66
Oracle Corp.	18,550	972,947	1.92
		1,875,166
Technology Distributors
CDW Corp.	7,550	984,898	1.95
Technology Hardware, Storage & Peripherals
Apple, Inc.	2,800	866,628	1.68
Hewlett Packard Enterprise Co.	61,600	858,088	1.75
Seagate Technology PLC	13,500	769,365	1.56
		2,494,081
Trading Companies & Distributors
HD Supply Holdings, Inc.	8,850	360,549	0.67
Total Equity Securities - Long		$ 51,067,420
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

	Shares	Value	Percentage of Reference Entities
Equity Securities - Short
Aerospace & Defense
Boeing Co. (The)	(2,420)	$ (770,213)	1.41
BWX Technologies, Inc.	(7,100)	(451,489)	0.87
		(1,221,702)
Agricultural Products
Archer-Daniels-Midland Co.	(17,100)	(765,396)	1.45
Air Freight & Logistics
FedEx Corp.	(5,100)	(737,664)	1.50
Airlines
American Airlines Group, Inc.	(24,750)	(664,290)	1.28
Apparel Retail
Gap, Inc. (The)	(17,250)	(300,323)	0.59
Apparel, Accessories & Luxury Goods
Capri Holdings Ltd.	(20,900)	(626,164)	1.44
Columbia Sportswear Co.	(4,150)	(389,768)	0.74
Tapestry, Inc.	(28,800)	(742,176)	1.51
		(1,758,108)
Application Software
Guidewire Software, Inc.	(6,750)	(759,375)	1.43
Nutanix, Inc., Class A	(22,300)	(724,081)	1.53
Splunk, Inc.	(5,000)	(776,300)	1.48
		(2,259,756)
Asset Management & Custody Banks
Affiliated Managers Group, Inc.	(9,000)	(718,650)	1.46
Auto Parts & Equipment
Autoliv, Inc.	(8,450)	(647,524)	1.28
Automobile Manufacturers
Tesla, Inc.	(1,380)	(897,787)	1.49
Biotechnology
Alnylam Pharmaceuticals, Inc.	(2,850)	(327,151)	0.62
Bluebird Bio, Inc.	(9,000)	(717,210)	1.58
Sarepta Therapeutics, Inc.	(7,000)	(811,720)	1.55
		(1,856,081)
Building Products
A.O. Smith Corp.	(15,100)	(644,619)	1.33
Lennox International, Inc.	(3,250)	(757,185)	1.52
		(1,401,804)
Construction & Engineering
Fluor Corp.	(40,350)	(721,862)	1.50
Consumer Finance
Credit Acceptance Corp.	(300)	(128,694)	0.26
	Shares	Value	Percentage of Reference Entities
Data Processing & Outsourced Services
Jack Henry & Associates, Inc.	(600)	$ (89,724)	0.17
Square, Inc., Class A	(11,050)	(825,324)	1.44
		(915,048)
Diversified Banks
Toronto-Dominion Bank (The)	(2,300)	(127,098)	0.24
Diversified Chemicals
Chemours Co. (The)	(31,300)	(434,131)	0.96
Electronic Components
Corning, Inc.	(26,750)	(713,958)	1.50
Electronic Equipment & Instruments
Cognex Corp.	(13,600)	(693,192)	1.49
Electronic Manufacturing Services
IPG Photonics Corp.	(5,300)	(676,651)	1.46
Environmental & Facilities Services
Rollins, Inc.	(21,450)	(814,028)	1.46
Fertilizers & Agricultural Chemicals
Mosaic Co. (The)	(41,100)	(815,424)	1.55
Nutrien Ltd.	(15,900)	(678,771)	1.38
		(1,494,195)
Financial Exchanges & Data
CME Group, Inc.,	(3,750)	(814,163)	1.47
FactSet Research Systems, Inc.	(2,840)	(812,552)	1.50
		(1,626,715)
Health Care Equipment
ABIOMED, Inc.	(4,250)	(791,732)	1.48
Intuitive Surgical, Inc.	(1,320)	(738,910)	1.52
		(1,530,642)
Health Care REITs
Ventas, Inc.	(5,150)	(297,979)	0.57
Industrial Conglomerates
3M Co.	(4,400)	(698,104)	1.48
Industrial Machinery
Fortive Corp.	(10,200)	(764,286)	1.49
Xylem, Inc.	(9,250)	(755,355)	1.44
		(1,519,641)
Interactive Media & Services
Zillow Group, Inc., Class C	(16,200)	(748,602)	1.47
Internet & Direct Marketing Retail
Amazon.com, Inc.	(420)	(843,662)	1.50
GrubHub, Inc.	(13,400)	(725,610)	1.43
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

	Shares	Value	Percentage of Reference Entities
Internet & Direct Marketing Retail—(continued)
Wayfair, Inc., Class A	(7,350)	$ (688,695)	1.53
		(2,257,967)
Internet Services & Infrastructure
MongoDB, Inc.	(5,150)	(844,136)	1.46
Shopify, Inc., Class A	(1,680)	(782,309)	1.48
Twilio, Inc. Class A	(6,450)	(801,993)	1.45
		(2,428,438)
Life Sciences Tools & Services
Illumina, Inc.	(2,400)	(696,168)	1.50
Movies & Entertainment
Liberty Media Corp.-Liberty Formula One, Class C	(1,550)	(72,525)	0.14
Madison Square Garden Co. (The)	(420)	(124,400)	0.24
Netflix, Inc.	(2,220)	(766,100)	1.37
Roku, Inc.	(6,000)	(725,700)	1.49
Walt Disney Co. (The)	(5,350)	(739,958)	1.46
		(2,428,683)
Oil & Gas Exploration & Production
Concho Resources, Inc.	(9,500)	(719,910)	1.55
Diamondback Energy, Inc.	(9,450)	(703,080)	1.52
		(1,422,990)
Oil & Gas Storage & Transportation
Cheniere Energy, Inc.	(12,650)	(749,386)	1.52
Targa Resources Corp.	(20,050)	(731,825)	1.49
		(1,481,211)
Pharmaceuticals
Nektar Therapeutics	(36,650)	(728,969)	1.53
Property & Casualty Insurance
Markel Corp.	(660)	(774,160)	1.48
Real Estate Development
Howard Hughes Corp. (The)	(5,100)	(620,568)	1.20
Regional Banks
Comerica, Inc.	(12,150)	(743,094)	1.52
Cullen/Frost Bankers, Inc.	(7,150)	(637,494)	1.29
	Shares	Value	Percentage of Reference Entities
Regional Banks—(continued)
East West Bancorp, Inc.	(11,850)	$ (543,204)	1.06
M&T Bank Corp.	(1,450)	(244,354)	0.44
		(2,168,146)
Retail REITs
Macerich Co. (The)	(31,450)	(701,649)	1.52
Simon Property Group, Inc.	(1,000)	(133,150)	0.28
		(834,799)
Semiconductors
Advanced Micro Devices, Inc.	(15,600)	(733,200)	1.52
ON Semiconductor Corp.	(9,900)	(229,185)	0.46
Xilinx, Inc.	(7,800)	(658,944)	1.49
		(1,621,329)
Specialized REITs
Digital Realty Trust, Inc.	(6,100)	(750,239)	1.46
Iron Mountain, Inc.	(23,050)	(728,610)	1.38
VICI Properties, Inc.	(29,500)	(790,600)	1.48
		(2,269,449)
Specialty Chemicals
Albemarle Corp.	(9,650)	(774,702)	1.49
International Flavors & Fragrances, Inc.	(5,750)	(753,882)	1.48
		(1,528,584)
Specialty Stores
Five Below, Inc.	(6,450)	(730,269)	1.41
Ulta Beauty, Inc.	(2,880)	(771,581)	1.49
		(1,501,850)
Systems Software
Palo Alto Networks, Inc.	(3,200)	(751,296)	1.49
Trading Companies & Distributors
Watsco, Inc.	(800)	(139,136)	0.27
Trucking
Knight-Swift Transportation Holdings, Inc.	(17,800)	(660,024)	1.24
Total Equity Securities - Short		$ (50,683,392)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$48,454,183	$—	$—	$48,454,183
Money Market Funds	2,582,805	—	—	2,582,805
Total Investments in Securities	51,036,988	—	—	51,036,988
Other Investments - Assets*
Swap Agreements	—	2,179,700	—	2,179,700
Other Investments - Liabilities*
Swap Agreements	—	(1,882,489)	—	(1,882,489)
Total Other Investments	—	297,211	—	297,211
Total Investments	$51,036,988	$297,211	$—	$51,334,199

*	Unrealized appreciation (depreciation).
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Long/Short Equity Fund